SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                      AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FIVE
                       Seasons Elite Variable Annuity
                   Seasons Preferred Solution Variable Annuity
                      Seasons Advantage Variable Annuity
                     Seasons Advisor III Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Elite NY Variable Annuity
                    Seasons Select II NY Variable Annuity

-------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED MAY 1, 2013.


Our Annuity Service Center address has changed. If you have questions about your contract or need to contact us, please write to Annuity Service Center, P.O. Box 15570, Amarillo, TX 79105 or call (800) 445-7862.


American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") are amending the Prospectus for the purpose of adding the following information.

                             INVESTMENT OPTIONS
                             ------------------

The following Underlying Funds are hereby available as variable investment options under the contract:


Underlying Funds                          Managed by                                                    Trust   Asset Class
----------------------------------------  ------------------------------------------------------------  -----   -----------
SunAmerica Dynamic Allocation Portfolio	  SunAmerica Asset Management Corp. and AllianceBernstein L.P.	SAST	BALANCED

SunAmerica Dynamic Strategy Portfolio     SunAmerica Asset Management Corp. and AllianceBernstein L.P.	SAST	BALANCED



SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy
Portfolio

SunAmerica Series Trust ("SAST") offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SunAmerica Asset Management Corp. ("SAAMCo") is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

                    MARKETLOCK INCOME PLUS EXTENSION
                    --------------------------------

The information below is important to you if you purchased a contract between May 1, 2008 and May 31, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the

"Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you may not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see the MarketLock Income Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I Elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts issued between May 1, 2008 and May 31, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:

Number of          Current Annualized Fee            Annualized Fee After
 Covered        (calculated as a percentage       Extension (calculated as a
 Persons             of the Income Base)        percentage of the Income Base)
-------         ---------------------------     ------------------------------
 One                      0.95%                             1.20%
 Two                      1.20%                             1.45%


What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus feature. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

---------------------------------------------------------------------
Option 1     Up to 50% in one or more of the following:
                      Managed Allocation Balanced
                      Managed Allocation Moderate
                      Managed Allocation Moderate Growth

             Up to 100% in one or more of the following:
	              SunAmerica Dynamic Allocation Portfolio
	              SunAmerica Dynamic Strategy Portfolio
	              Cash Management Portfolio
---------------------------------------------------------------------
Option 2     25% SunAmerica Dynamic Allocation Portfolio and
             25% SunAmerica Dynamic Strategy Portfolio and
             50% in one of the following:
                      Strategic Allocation Balanced
                      Strategic Allocation Moderate
                      Strategic Allocation Moderate Growth
---------------------------------------------------------------------

As a reminder, you also have the option to cancel your MarketLock Income Plus benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock Income Plus benefit and you will no longer be charged the fee.




Dated:  August 28, 2013


               Please keep this Supplement with your Prospectus

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT FIVE
                           Seasons Variable Annuity
                         Seasons Select Variable Annuity

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE ANNUITY ACCOUNT FIVE
                  Seasons Triple Elite NY Variable Annuity
                      Seasons Elite NY Variable Annuity
                    Seasons Select II NY Variable Annuity

-----------------------------------------------------------------------------

The following information pertains to the Income Phase section and the Latest Annuity Date:

As previously communicated to you, if your Latest Annuity Date, as defined by your contract, is earlier than age 95, you may be eligible for an extension of the Accumulation Phase to the first business day of the month following your 95th birthday.

In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for an extension, YOU MUST NOTIFY US that you want to extend your Accumulation Phase. The Company cannot automatically extend your Accumulation Phase. If you do not notify us, your contract will be annuitized on the Latest Annuity Date using the default option specified in your contract. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.












Dated:  August 28, 2013

             Please keep this Supplement with your Prospectus